Financial Risks - Summary of Group Limits Per Credit Rating (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
AAA [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	€ 900	€ 900
AA [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	900	900
A [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	675	675
BBB [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	450	450
BB [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	250	250
B [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	125	125
CCC or lower [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	€ 50	€ 50